UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported) January 19, 2021

Commission File Number of securitizer: 025-00653

Central Index Key Number of securitizer: 0000893709

Bank of Scotland plc1

Gavin Parker +44 (0) 20 7158 2135

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Name and telephone number, including area code, of the person to contact in connection with this filing)

______________________

1 Bank of Scotland plc, as securitizer, is filing this Form ABS-15G in respect of all asset backed securities sponsored by it and outstanding during the reporting period. Bank of Scotland plc had outstanding asset-backed securities during the reporting period in the following asset classes: residential mortgages and credit cards.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Annual Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), the Bank of Scotland plc has indicated by check mark that there is no activity to report for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bank of Scotland plc (Securitizer)

Date: January 19, 2021	By:	/s/ Gavin Parker
	Name:	Gavin Parker
	Title:	Authorised Signatory